Segment Information (Net Sales and Operating Income Recognized by Geographic Origin) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Japan [Member] USD ($)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2009 Japan [Member] JPY (¥)	Mar. 31, 2011 The Americas [Member] USD ($)	Mar. 31, 2011 The Americas [Member] JPY (¥)	Mar. 31, 2010 The Americas [Member] JPY (¥)	Mar. 31, 2009 The Americas [Member] JPY (¥)	Mar. 31, 2011 Europe [Member] USD ($)	Mar. 31, 2011 Europe [Member] JPY (¥)	Mar. 31, 2010 Europe [Member] JPY (¥)	Mar. 31, 2009 Europe [Member] JPY (¥)	Mar. 31, 2011 Other Geographic [Member] USD ($)	Mar. 31, 2011 Other Geographic [Member] JPY (¥)	Mar. 31, 2010 Other Geographic [Member] JPY (¥)	Mar. 31, 2009 Other Geographic [Member] JPY (¥)
Intersegment	$ (65,217)	[1]	¥ (5,413,000)	[1]	¥ (4,436,000)	[1]	¥ (4,121,000)	[1]
Consolidated Sales	23,397,747		1,942,013,000		2,016,337,000		2,091,696,000		10,552,518	875,859,000	876,578,000	938,331,000	6,288,795	521,970,000	557,687,000	502,862,000	4,987,181	413,936,000	458,584,000	523,407,000	1,569,253	130,248,000	123,488,000	127,096,000
Consolidated, Operating income	725,253		60,196,000		65,997,000		74,536,000
Consolidated Other expenses income (expenses)	(178,265)		(14,796,000)		(8,473,000)		(43,597,000)
Income before Income Taxes and Equity in Earnings of Affiliates	546,988		45,400,000		57,524,000		30,939,000
Consolidated Total assets	$ 27,257,783		¥ 2,262,396,000		¥ 2,383,943,000

[1]	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.